Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	As of December 31,
	2020	2019

Copyrights of course videos	$5,205,025	$4,868,304
Less: accumulated amortization	911,212	121,752
Intangible assets, net	$4,293,813	$4,746,552

For the years ended December 31, 2020, 2019 and 2018, amortization expense amounted to $738,837, $121,752 and nil, respectively. The following is a schedule of future amortization of intangible asset as of December 31, 2020:

2021	781,039
2022	781,039
2023	781,039
Thereafter	1,950,696
Total	$4,293,813